Income Taxes (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
Current
Federal	$(12,204)
State	—
Deferred
Federal	(19,009)
State	—
Change in valuation allowance	31,213
Income tax provision (benefit)	$—

Schedule of net deferred tax assets
Deferred tax asset
Net operating loss carryforward	$12,204
Startup/organizational costs	19,009
Total deferred tax assets	31,213
Valuation allowance	(31,213)
Deferred tax assets, net of allowance	$—

Schedule of effective tax rate
Tax benefit at statutory federal income tax rate	(21.0)%
Permanent book/tax difference	20.3%
Valuation allowance	0.7%
Income tax provision (benefit)	0.0%

Ambulnz, Inc. [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
	As of December 31,
	2020	2019
Current:
Federal	$—	$—
State and local	167,443	47,032
Foreign	—	—
	$167,443	$47,032
Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
	—	—

Total income tax expense (benefit)	$167,443	$47,032

Schedule of net deferred tax assets
	As of December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$21,936,556	$17,573,981
Allowance for doubtful accounts	2,323,541	1,687,471
Amortization	(533,178)	(426,414)
Prepaid expenses	(207,162)	(291,341)
Property and equipment	(1,447,130)	(748,372)
Research and development expense	(622,980)	(463,316)
Other	581,654	580,695
Net deferred tax assets	22,031,301	17,912,704
Valuation allowance	(22,031,301)	(17,912,704)
Deferred tax assets, net of allowance	$—	$—

Schedule of effective tax rate
	For the Years Ended December 31,
	2020	2019
Statutory federal income tax benefit	21%	21%
Permanent items	0.44%	0.44%
State taxes, net of federal tax benefit	8.02%	7.88%
Change in valuation allowance	(28.36)%	(29.12)%

Effective tax rate	1.1%	0.2%